Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
AED Oil Ltd., NVS(a)(b)	11,395	$—

Austria — 1.9%
Agrana Beteiligungs AG	2,664	59,711
ams AG(c)	17,135	722,899
AT&S Austria Technologie & Systemtechnik AG	5,451	108,250
BAWAG Group AG(d)	8,549	414,660
CA Immobilien Anlagen AG	13,748	481,481
DO & CO AG	1,450	122,364
EVN AG	7,769	115,799
FACC AG	4,412	72,289
IMMOFINANZ AG	19,421	497,333
Kapsch TrafficCom AG	1,120	41,421
Lenzing AG	2,834	317,924
Oesterreichische Post AG	7,284	283,263
Palfinger AG	2,725	88,869
Porr AG(c)	2,507	66,587
S IMMO AG	10,148	221,771
S&T AG(c)	10,284	277,068
Schoeller-Bleckmann Oilfield Equipment AG	2,423	226,469
Semperit AG Holding(b)(c)	2,367	36,607
Telekom Austria AG	35,696	267,230
UNIQA Insurance Group AG	26,788	285,203
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,205	228,045
Wienerberger AG	25,500	584,703
Zumtobel Group AG(b)(c)	6,107	44,008

		5,563,954

Belgium — 3.4%
Ackermans & van Haaren NV	5,045	810,774
Aedifica SA	4,021	360,507
AGFA-Gevaert NV(b)	36,233	156,416
Barco NV	1,967	349,180
Befimmo SA	4,417	252,952
Bekaert SA	7,687	209,685
Biocartis NV(b)(d)	6,558	84,520
bpost SA	21,696	260,411
Cie. d’Entreprises CFE	1,635	162,529
Cofinimmo SA	4,898	625,768
D’ieteren SA/NV	5,360	221,657
Econocom Group SA/NV	28,998	120,373
Elia System Operator SA/NV	5,908	397,928
Euronav NV	33,464	315,776
Exmar NV(b)	6,491	42,992
Fagron	8,523	168,779
Galapagos NV(b)	9,364	1,070,937
Gimv NV	4,081	245,144
Greenyard NV(c)	3,709	16,003
Intervest Offices & Warehouses NV	4,146	117,322
Ion Beam Applications(b)(c)	4,470	80,152
KBC Ancora	8,394	427,085
Kinepolis Group NV	3,217	191,080
Melexis NV	4,302	344,720
Mithra Pharmaceuticals SA(b)(c)	2,913	83,313
Montea CVA	2,318	194,834
Ontex Group NV	15,914	399,500
Orange Belgium SA	6,432	134,652
Recticel SA	8,285	86,443
Retail Estates NV	1,509	140,702

Security	Shares	Value

Belgium (continued)
Sioen Industries NV	1,454	$41,308
Sofina SA	3,325	683,409
Tessenderlo Group SA(b)	5,634	203,312
Van de Velde NV	1,246	42,101
Warehouses De Pauw CVA	3,657	548,366
X-Fab Silicon Foundries SE(b)(c)(d)	12,755	76,190

		9,666,820

China — 0.0%
Boshiwa International Holding Ltd.(a)(b)(c)	20,000	51

Denmark — 3.3%
ALK-Abello A/S(b)	1,419	240,915
Alm Brand A/S	13,735	130,821
Ambu A/S, Series B	35,111	1,006,424
Bang & Olufsen A/S(b)	7,424	64,637
Bavarian Nordic A/S(b)(c)	6,650	139,306
D/S Norden A/S	6,432	101,863
Dfds A/S	6,963	330,086
Drilling Co. of 1972 AS (The)(b)	4,463	342,347
FLSmidth & Co. A/S	8,745	438,454
GN Store Nord A/S	29,723	1,520,138
Jyske Bank A/S, Registered	14,720	592,411
Matas A/S	8,289	82,247
Netcompany Group A/S(b)(d)	6,564	233,920
Nilfisk Holding A/S(b)	5,889	248,408
NKT A/S(b)(c)	5,860	107,846
NNIT A/S(d)	2,658	69,985
Per Aarsleff Holding A/S	4,084	135,180
Rockwool International A/S, Class B	1,971	526,062
Royal Unibrew A/S	10,957	784,564
Scandinavian Tobacco Group A/S(d)	13,956	166,027
Schouw & Co. A/S	2,725	193,566
SimCorp A/S	8,731	855,190
Spar Nord Bank A/S	18,667	160,283
Sydbank A/S	14,680	316,666
Topdanmark A/S	8,675	466,980
Zealand Pharma A/S(b)(c)	6,109	125,726

		9,380,052

Finland — 2.3%
Aktia Bank OYJ	10,254	99,748
Cargotec OYJ, Class B	8,218	336,346
Caverion OYJ	21,305	154,959
Citycon OYJ	15,303	156,237
Cramo OYJ	8,186	172,014
DNA OYJ	11,445	272,177
Finnair OYJ	10,934	91,290
F-Secure OYJ(b)	20,635	63,480
Huhtamaki OYJ	23,108	880,762
Kemira OYJ	21,368	301,973
Kesko OYJ, Class B	13,994	726,127
Konecranes OYJ	14,336	596,383
Lehto Group OYJ	7,085	33,587
Metsa Board OYJ	41,141	229,427
Oriola OYJ, Class B	28,804	74,245
Outokumpu OYJ	67,600	257,506
Outotec OYJ(b)	31,116	163,758
Ponsse OYJ	2,421	81,396
Ramirent OYJ	16,351	114,529
Sanoma OYJ	15,527	158,176
Tieto OYJ	11,997	340,428

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Tikkurila OYJ	8,117	$135,723
Tokmanni Group Corp.	10,712	93,759
Uponor OYJ	11,900	142,032
Valmet OYJ	27,510	755,347
YIT OYJ	33,471	204,997

		6,636,406

France — 5.8%
ABC arbitrage	8,165	60,302
Air France-KLM(b)	41,420	478,120
Akka Technologies	2,461	180,376
AKWEL	2,006	39,117
Albioma SA	5,415	127,137
ALD SA(d)	21,586	316,908
Alten SA	6,208	676,946
Altran Technologies SA	49,704	646,437
APERAM SA	10,948	336,182
Assystem SA	1,422	55,937
Aubay	1,248	44,407
Beneteau SA	7,970	101,021
Boiron SA	1,352	72,047
Bonduelle SCA	3,086	98,740
Bourbon Corp., NVS(b)(c)	4,568	10,699
Cellectis SA(b)	6,916	137,964
CGG SA(b)	145,582	263,330
Chargeurs SA	3,647	77,657
Cie. des Alpes	2,071	62,434
Cie. Plastic Omnium SA	12,779	386,536
Coface SA(b)	20,166	203,400
DBV Technologies SA(b)(c)	5,431	105,966
Derichebourg SA	21,821	94,885
Devoteam SA	1,096	128,233
Elior Group SA(d)	24,420	337,715
Elis SA	42,418	755,852
Eramet	1,968	137,449
Esso SA Francaise	551	18,896
Etablissements Maurel et Prom(b)	10,955	41,374
Europcar Mobility Group(d)	22,993	191,587
FFP	1,333	153,572
FIGEAC-AERO(b)	1,674	23,601
Fnac Darty SA(b)	3,764	330,505
Gaztransport Et Technigaz SA	4,037	364,882
Genfit(b)	7,715	194,194
GL Events, NVS	2,121	52,175
Groupe Crit	574	43,872
Groupe Guillin	1,558	36,231
Guerbet	1,222	72,857
Haulotte Group SA	2,669	26,083
ID Logistics Group(b)	511	91,285
Innate Pharma SA(b)	9,156	59,976
Interparfums SA	2,780	139,109
IPSOS	7,772	225,156
Jacquet Metal Service SA	2,944	58,596
Kaufman & Broad SA	3,747	149,326
Korian SA	10,575	424,992
Lagardere SCA	22,718	617,661
Latecoere SACA(b)	13,519	49,316
LISI	4,078	136,421
LNA Sante SA	1,123	57,956
Maisons du Monde SA(d)	9,619	206,761
Manitou BF SA	2,515	82,584

Security	Shares	Value

France (continued)
Mercialys SA	10,947	$143,785
Mersen SA	3,426	121,713
Metropole Television SA	5,341	105,886
Neopost SA	7,308	179,035
Nexans SA	5,670	198,447
Nexity SA	9,049	422,686
Oeneo SA	5,342	60,826
Orpea	9,723	1,184,457
Rallye SA(c)	5,831	67,831
Rubis SCA	18,714	1,023,472
SOITEC(b)	4,046	408,772
Solocal Group(b)(c)	126,372	134,261
Solutions 30 SE(b)	16,580	222,789
Sopra Steria Group	3,064	390,769
SPIE SA	25,228	486,296
Synergie SA	1,553	62,134
Tarkett SA	6,881	166,569
Technicolor SA, Registered(b)(c)	81,315	97,327
Television Francaise 1	8,770	95,730
Trigano SA	1,877	179,644
Vallourec SA(b)(c)	68,706	170,167
Vicat SA	4,361	230,195
Vilmorin & Cie SA	1,419	78,878
Virbac SA(b)	894	159,103
Worldline SA/France(b)(d)	8,549	537,966

		16,713,503

Germany — 10.1%
Aareal Bank AG	12,148	423,540
ADLER Real Estate AG	7,466	107,100
ADO Properties SA(d)	6,115	320,724
ADVA Optical Networking SE(b)	9,047	77,259
AIXTRON SE(b)	24,218	278,197
alstria office REIT AG	32,465	508,642
Amadeus Fire AG	1,115	148,450
Aumann AG(c)(d)	1,747	64,707
AURELIUS Equity Opportunities SE & Co KGaA(c)	5,028	249,400
Aurubis AG	8,175	397,802
Basler AG(c)	287	51,784
BayWa AG(c)	2,978	87,608
Bechtle AG(c)	6,330	648,395
Bertrandt AG	1,200	93,466
bet-at-home.com AG	562	46,356
Bilfinger SE(c)	6,576	242,464
Borussia Dortmund GmbH & Co. KGaA	12,895	123,777
CANCOM SE	7,212	363,389
Carl Zeiss Meditec AG, Bearer	8,704	854,013
CECONOMY AG(b)	38,368	257,134
Cewe Stiftung & Co. KGaA	1,105	104,271
comdirect bank AG	6,019	70,018
CompuGroup Medical SE	5,192	343,302
Consus Real Estate AG(b)(c)	7,631	62,002
Corestate Capital Holding SA	2,726	109,217
CTS Eventim AG & Co. KGaA	12,489	638,797
Deutsche Beteiligungs AG	2,729	108,267
Deutsche EuroShop AG	10,515	315,109
Deutsche Pfandbriefbank AG(d)	29,046	403,969
Deutz AG	26,162	257,428
DIC Asset AG	10,465	114,584
DMG Mori AG	4,254	219,065
Draegerwerk AG & Co. KGaA	662	30,900

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Duerr AG(c)	11,125	$500,333
DWS Group GmbH & Co. KGaA(b)(d)	8,649	317,541
Elmos Semiconductor AG	2,576	70,730
ElringKlinger AG(c)	6,689	50,675
Encavis AG(c)	19,024	138,368
Evotec SE(b)	27,372	677,322
FinTech Group AG, Registered(b)(c)	2,342	55,250
Freenet AG(c)	27,671	648,128
Gerresheimer AG(c)	6,759	507,513
GFT Technologies SE	3,778	38,360
Grand City Properties SA	25,457	597,982
GRENKE AG(c)	5,453	578,423
H&R GmbH & Co. KGaA(c)	2,777	22,906
Hamborner REIT AG	13,685	143,491
Hamburger Hafen und Logistik AG	5,266	132,196
Hapag-Lloyd AG(d)	7,525	231,493
Heidelberger Druckmaschinen AG(b)(c)	53,749	100,294
HelloFresh SE(b)	15,588	157,225
Hornbach Holding AG & Co. KGaA	2,273	123,164
Hypoport AG(b)(c)	764	156,002
Indus Holding AG	3,966	210,901
Isra Vision AG	3,650	146,033
Jenoptik AG	11,045	435,710
JOST Werke AG(d)	3,273	120,496
K+S AG, Registered(c)	41,229	835,393
Kloeckner & Co. SE	16,024	112,328
Koenig & Bauer AG(c)	2,985	144,584
Krones AG	3,407	316,722
KWS Saat SE	2,510	170,184
LEG Immobilien AG	13,577	1,578,634
Leoni AG(c)	7,284	167,672
MBB SE(c)	387	33,743
MLP SE	12,662	63,856
MorphoSys AG(b)	6,886	682,196
Nemetschek SE	4,143	763,784
Nordex SE(b)	13,516	218,728
Norma Group SE	6,926	327,090
OHB SE(c)	1,111	44,450
PATRIZIA Immobilien AG	9,972	207,531
Pfeiffer Vacuum Technology AG	1,495	250,814
Rational AG	742	500,599
Rheinmetall AG	9,355	1,072,529
RHOEN-KLINIKUM AG(c)	4,364	128,626
RIB Software SE	8,290	162,586
Rocket Internet SE(b)(d)	14,851	391,123
SAF-Holland SA	9,716	120,865
Salzgitter AG	8,334	274,313
Scout24 AG(c)(d)	23,108	1,188,679
SGL Carbon SE(b)(c)	11,918	106,318
Siltronic AG(c)	4,491	439,689
Sirius Real Estate Ltd.	198,460	164,289
Sixt Leasing SE(c)	2,657	38,531
Sixt SE	2,588	287,862
SLM Solutions Group AG(b)(c)	3,154	36,407
SMA Solar Technology AG(c)	2,311	52,524
Software AG	10,265	390,676
Stabilus SA	5,382	299,530
STRATEC SE	1,002	70,408
Stroeer SE & Co. KGaA	6,038	407,699
Suedzucker AG	15,482	237,704

Security	Shares	Value

Germany (continued)
Surteco Group SE	1,636	$45,928
TAG Immobilien AG	26,855	603,132
Takkt AG	6,976	109,608
TLG Immobilien AG	20,041	589,574
Varta AG(b)(c)	2,890	129,553
VERBIO Vereinigte BioEnergie AG	4,796	41,655
Vossloh AG	1,858	85,373
Wacker Neuson SE	5,912	163,652
Washtec AG	2,420	190,118
Wuestenrot & Wuerttembergische AG	5,015	102,852
XING SE	616	228,852
zooplus AG(b)(c)	1,308	141,750

		29,002,385

Hong Kong — 0.0%
China Hongxing Sports Ltd.(a)	198,000	2
Peace Mark Holdings Ltd.(a)(b)	30,000	—
Real Gold Mining Ltd.(a)(b)	27,000	3

		5

Ireland — 1.2%
C&C Group PLC	66,113	250,805
Cairn Homes PLC(b)	160,025	230,631
Dalata Hotel Group PLC	39,680	261,925
Glanbia PLC	44,785	822,624
Glenveagh Properties PLC(b)(d)	158,208	144,857
Grafton Group PLC	51,063	587,132
Green REIT PLC	140,426	266,594
Hibernia REIT PLC	150,947	241,908
Irish Residential Properties REIT PLC	79,282	140,385
Origin Enterprises PLC	27,250	168,270
Permanent TSB Group Holdings PLC(b)	30,221	46,400
UDG Healthcare PLC	53,359	457,019

		3,618,550

Israel — 0.0%
Africa Israel Investments Ltd.(b)	1	—

Italy — 6.4%
A2A SpA	335,249	559,813
ACEA SpA	11,488	208,311
Aeroporto Guglielmo Marconi Di Bologna SpA	2,726	39,165
Amplifon SpA	17,153	329,296
Anima Holding SpA(d)	66,037	262,431
Aquafil SpA	3,572	38,790
Arnoldo Mondadori Editore SpA(b)	28,345	54,257
Ascopiave SpA	15,374	66,076
ASTM SpA	8,405	213,822
Autogrill SpA	27,579	267,816
Azimut Holding SpA	26,427	533,102
Banca Farmafactoring SpA(d)	25,573	150,750
Banca Generali SpA	12,645	356,549
Banca IFIS SpA	4,691	80,803
Banca Mediolanum SpA	55,674	408,368
Banca Monte dei Paschi di Siena SpA(b)(c)	62,383	94,522
Banca Popolare di Sondrio SCPA	97,664	265,531
Banco BPM SpA(b)	324,770	771,616
Biesse SpA	2,943	65,437
Bio On SpA(b)(c)	1,609	99,537
BPER Banca	87,644	420,786
Brembo SpA	32,598	427,431
Brunello Cucinelli SpA	7,232	262,275

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Buzzi Unicem SpA	15,853	$352,309
Cairo Communication SpA	13,843	56,936
Carel Industries SpA(b)(d)	6,460	77,175
Cementir Holding SpA	8,507	61,684
Cerved Group SpA	42,327	412,692
CIR-Compagnie Industriali Riunite SpA	67,934	83,443
Credito Emiliano SpA	17,793	101,498
Credito Valtellinese SpA(b)	1,561,333	125,635
Danieli & C Officine Meccaniche SpA	2,617	53,261
Datalogic SpA	4,377	103,502
De’ Longhi SpA	14,389	368,312
DeA Capital SpA	19,865	34,552
DiaSorin SpA	4,812	469,714
doBank SpA(d)	8,642	121,645
El.En. SpA	2,234	45,216
Enav SpA(d)	57,602	313,994
ERG SpA	11,281	207,971
Falck Renewables SpA	24,893	88,826
Fila SpA	4,694	72,806
Fincantieri SpA(b)	108,471	132,504
FinecoBank Banca Fineco SpA	84,930	1,116,950
Geox SpA	16,590	30,863
Gima TT SpA(d)	7,532	59,679
Gruppo MutuiOnline SpA	4,855	93,803
Hera SpA	176,976	629,522
IMA Industria Macchine Automatiche SpA(c)	3,816	299,362
Immobiliare Grande Distribuzione SIIQ SpA	11,910	90,096
Infrastrutture Wireless Italiane SpA(d)	51,356	424,754
Interpump Group SpA	16,293	611,331
Iren SpA	138,022	322,356
Italgas SpA	105,149	655,193
Italmobiliare SpA	3,062	68,083
Juventus Football Club SpA(b)(c)	86,439	122,543
La Doria SpA	2,320	21,138
Maire Tecnimont SpA	31,611	112,727
MARR SpA	7,195	174,574
Mediaset SpA(b)(c)	75,759	251,653
OVS SpA(b)(c)(d)	39,900	83,127
Piaggio & C SpA	34,930	96,299
RAI Way SpA(d)	20,405	107,479
Reply SpA	4,437	288,408
Saipem SpA(b)	129,887	657,515
Salini Impregilo SpA(c)	36,406	75,888
Salvatore Ferragamo SpA	10,948	247,597
Saras SpA	121,317	216,448
Sesa SpA	1,684	52,371
Societa Cattolica di Assicurazioni SC	32,094	298,892
Societa Iniziative Autostradali e Servizi SpA	17,239	283,228
Tamburi Investment Partners SpA	23,230	165,055
Technogym SpA(d)	19,453	238,285
Tod’s SpA(c)	2,111	103,669
Unione di Banche Italiane SpA	221,173	689,075
Unipol Gruppo SpA	85,735	435,834
Zignago Vetro SpA	5,674	72,237

		18,456,193

Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	2,635	179,718

Netherlands — 5.4%
Aalberts NV	21,367	838,110

Security	Shares	Value

Netherlands (continued)
Accell Group NV	5,041	$143,496
AMG Advanced Metallurgical Group NV	6,371	192,922
Arcadis NV	15,570	293,672
Argenx SE(b)(c)	6,200	793,501
ASM International NV	9,135	619,989
ASR Nederland NV	30,320	1,345,594
Basic-Fit NV(b)(d)	6,433	227,819
BE Semiconductor Industries NV	16,357	469,648
BinckBank NV	11,994	84,951
Boskalis Westminster	18,949	517,950
Brunel International NV	4,362	70,590
Constellium NV, Class A(b)	25,844	241,383
Corbion NV	12,684	405,127
COSMO Pharmaceuticals NV(b)(c)	1,637	154,543
Eurocommercial Properties NV	9,532	276,036
Euronext NV(d)	12,050	836,600
Flow Traders(d)	6,893	197,451
ForFarmers NV	7,960	67,976
Fugro NV, CVA(b)(c)	18,149	165,158
IMCD NV	11,339	914,949
Intertrust NV(d)	13,628	258,265
InterXion Holding NV(b)	15,403	1,065,734
Kendrion NV	2,871	70,303
Koninklijke BAM Groep NV	50,628	246,247
Koninklijke Volkerwessels NV	6,899	147,366
NIBC Holding NV(d)	6,565	62,612
NSI NV	3,924	155,236
OCI NV(b)	15,747	456,192
Pharming Group NV(b)(c)	130,806	120,940
PostNL NV	94,857	245,461
ProQR Therapeutics NV(b)	5,579	61,481
Rhi Magnesita NV	4,859	314,315
SBM Offshore NV	37,855	700,847
Shop Apotheke Europe NV(b)(c)(d)	2,171	84,183
SIF Holding NV(c)	2,624	30,936
Signify NV(d)	23,885	715,507
Takeaway.com NV(b)(c)(d)	7,766	667,548
TKH Group NV	8,258	443,487
TomTom NV(b)	28,455	245,167
Vastned Retail NV	2,968	104,111
Wereldhave NV	8,622	220,502
Wessanen	16,350	211,819

		15,485,724

Norway — 3.9%
Adevinta ASA, Class B(b)	23,995	235,524
Akastor ASA(b)	30,870	47,621
Aker ASA, Class A	4,841	330,291
Aker Solutions ASA(b)	31,962	163,626
Atea ASA	17,355	247,255
Austevoll Seafood ASA	19,857	230,316
Axactor SE(b)	29,258	71,051
B2Holding ASA(c)	44,073	67,887
Bakkafrost P/F	8,885	455,167
Borr Drilling Ltd.(b)	85,026	241,878
Borregaard ASA	21,582	218,503
BW LPG Ltd.(b)(d)	16,679	76,186
BW Offshore Ltd.(b)	19,993	110,976
DNO ASA	137,375	310,891
Elkem ASA(b)(d)	55,600	228,894
Entra ASA(d)	25,518	368,864

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Europris ASA(d)	35,476	$110,438
Evry AS(d)	32,155	119,175
Flex LNG Ltd.(b)	6,784	92,885
Frontline Ltd./Bermuda(b)	16,570	136,814
Golden Ocean Group Ltd.	19,123	117,867
Grieg Seafood ASA	10,740	123,639
Hoegh LNG Holdings Ltd.	9,864	44,829
Kongsberg Automotive ASA(b)	101,326	92,684
Kongsberg Gruppen ASA	17,707	255,955
Kvaerner ASA	28,022	38,886
Leroy Seafood Group ASA	64,863	467,599
NEL ASA(b)(c)	202,240	169,323
Nordic Nanovector ASA(b)(c)	10,035	53,265
Nordic Semiconductor ASA(b)	28,561	135,415
Northern Drilling Ltd.(b)	15,054	92,439
Norway Royal Salmon ASA	2,835	61,142
Norwegian Air Shuttle ASA(b)(c)	21,845	91,144
Norwegian Finans Holding ASA(b)	22,132	181,714
Ocean Yield ASA	11,595	87,826
Odfjell Drilling Ltd.(b)	21,301	73,553
Petroleum Geo-Services ASA(b)	66,869	147,580
Protector Forsikring ASA(b)(c)	13,431	90,860
Salmar ASA	10,942	496,012
Sbanken ASA(d)	17,690	173,678
Scatec Solar ASA(d)	16,899	159,854
Selvaag Bolig ASA	9,060	51,233
SpareBank 1 Nord Norge	20,427	155,196
Sparebank 1 Oestlandet	6,150	61,162
SpareBank 1 SMN	26,311	284,484
SpareBank 1 SR-Bank ASA	38,477	443,392
Stolt-Nielsen Ltd.	4,087	51,043
Storebrand ASA	100,938	849,758
Subsea 7 SA	56,068	710,616
TGS NOPEC Geophysical Co. ASA	21,933	571,691
Tomra Systems ASA	23,979	720,410
Veidekke ASA	23,374	260,702
Wallenius Wilhelmsen ASA	22,566	79,852
XXL ASA(d)	21,067	64,072

		11,323,117

Portugal — 0.7%
Altri SGPS SA	13,210	103,409
Banco Comercial Portugues SA, Class R(b)	1,942,958	544,586
Corticeira Amorim SGPS SA	8,548	102,886
CTT-Correios de Portugal SA	27,291	77,258
Mota-Engil SGPS SA(b)	11,593	30,844
Navigator Co. SA (The)	46,217	204,074
NOS SGPS SA	55,069	369,369
REN — Redes Energeticas Nacionais SGPS SA	87,735	250,728
Semapa-Sociedade de Investimento e Gestao	5,573	91,312
Sonae SGPS SA	176,379	196,482

		1,970,948

Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)(b)	60,000	1

Spain — 4.3%
Acciona SA(c)	4,906	567,960
Acerinox SA	36,122	375,429
Aedas Homes SAU(b)(d)	5,274	131,215
Almirall SA	12,908	207,732
Applus Services SA	27,938	350,047

Security	Shares	Value

Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	19,541	$105,118
Bolsas y Mercados Espanoles SHMSF SA	16,209	459,222
Cellnex Telecom SA(d)	41,774	1,283,699
Cia. de Distribucion Integral Logista Holdings SA	11,511	272,714
Cie. Automotive SA	15,153	422,172
Construcciones y Auxiliar de Ferrocarriles SA	4,163	195,950
Corp Financiera Alba SA	3,077	158,281
Distribuidora Internacional de Alimentacion SA(c)	118,303	82,334
Ebro Foods SA	16,381	345,134
eDreams ODIGEO SA(b)	13,419	46,921
Ence Energia y Celulosa SA	29,345	157,594
Ercros SA	20,602	70,143
Euskaltel SA(d)	18,807	176,625
Faes Farma SA	61,103	280,076
Fluidra SA(b)	10,686	116,764
Fomento de Construcciones y Contratas SA(b)	16,025	196,115
Gestamp Automocion SA(d)	37,060	236,116
Global Dominion Access SA(b)(d)	21,182	112,996
Grupo Catalana Occidente SA	8,972	338,851
Indra Sistemas SA(b)	26,860	316,071
Inmobiliaria Colonial Socimi SA	54,427	585,260
Lar Espana Real Estate Socimi SA	19,675	154,128
Liberbank SA(b)	428,602	189,444
Masmovil Ibercom SA(b)	15,653	342,777
Mediaset Espana Comunicacion SA	35,799	276,828
Melia Hotels International SA	25,087	248,256
Merlin Properties Socimi SA	75,678	1,030,470
Metrovacesa SA(b)(c)(d)	9,705	112,027
Miquel y Costas & Miquel SA(c)	3,948	69,907
Neinor Homes SA(b)(d)	16,725	190,249
Obrascon Huarte Lain SA(c)	35,879	43,768
Promotora de Informaciones SA, Class A(b)	37,236	67,854
Prosegur Cia. de Seguridad SA	59,419	308,849
Sacyr SA	72,434	177,128
Solaria Energia y Medio Ambiente SA(b)(c)	11,777	68,434
Talgo SA(b)(d)	19,296	127,155
Tecnicas Reunidas SA	7,150	213,146
Telepizza Group SA(d)	21,722	146,307
Tubacex SA	23,928	74,281
Unicaja Banco SA(d)	191,974	220,309
Viscofan SA	8,502	510,235
Zardoya Otis SA	40,113	323,673

		12,485,764

Sweden — 9.2%
AAK AB	38,497	624,623
AcadeMedia AB(b)(d)	17,442	99,073
AF POYRY AB, Class B(c)	18,031	335,706
Alimak Group AB(d)	11,273	188,777
Arjo AB, Class B	49,518	183,346
Attendo AB(d)	22,481	122,375
Avanza Bank Holding AB	24,695	197,419
Axfood AB	22,362	409,873
Betsson AB(c)	24,895	188,752
Bilia AB, Class A	16,850	144,452
BillerudKorsnas AB	38,041	516,587
BioGaia AB, Class B	3,536	171,280
Biotage AB	10,827	146,686
Bonava AB, Class B	18,556	236,371
Bravida Holding AB(d)	43,276	378,508
Bufab AB	6,157	69,686

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Bure Equity AB	10,573	$196,183
Camurus AB(b)	4,164	31,974
Castellum AB	58,673	1,053,816
Catena Media PLC(b)	7,532	42,783
Cellavision AB	4,243	141,704
Clas Ohlson AB, Class B	8,874	73,555
Cloetta AB, Class B	45,570	139,009
Collector AB(b)(c)	6,569	36,622
Dios Fastigheter AB	18,863	134,129
Dometic Group AB(d)	63,634	581,266
Dustin Group AB(d)	13,191	118,079
Elanders AB, Class B	3,599	33,844
Elekta AB, Class B	79,390	939,472
Eltel AB(b)(c)(d)	28,688	57,154
Evolution Gaming Group AB(d)	4,635	474,870
Fabege AB	56,921	789,438
Fastighets AB Balder, Class B(b)	21,874	690,724
Fortnox AB(b)	9,530	113,877
Getinge AB, Class B	49,212	691,840
Granges AB	16,271	176,286
Haldex AB	7,631	58,596
Hansa Biopharma AB(b)	6,448	124,256
Hembla AB(b)	8,413	158,759
Hemfosa Fastigheter AB	36,255	299,366
Hexpol AB	56,279	438,070
Hoist Finance AB(c)(d)	14,720	66,704
Holmen AB, Class B	22,563	473,959
Hufvudstaden AB, Class A	23,809	396,199
Humana AB	6,847	43,213
Indutrade AB	19,578	596,805
Intrum AB(c)	16,926	430,147
Investment AB Oresund	5,889	80,157
Inwido AB	12,472	82,191
JM AB(c)	14,933	283,995
Kambi Group PLC(b)	4,801	95,446
Karo Pharma AB	12,237	48,913
Kindred Group PLC	49,441	430,609
Klovern AB, Class B	111,116	150,191
Kungsleden AB	40,108	304,181
LeoVegas AB(d)	14,825	40,358
Lindab International AB	15,419	173,542
Loomis AB, Class B	15,399	568,546
Mekonomen AB	8,066	58,882
Modern Times Group MTG AB, Class B	14,201	183,435
Munters Group AB(d)	13,956	72,226
Mycronic AB	14,880	208,171
NCC AB, Class B	19,293	318,614
NetEnt AB	39,169	124,345
New Wave Group AB, Class B	10,054	72,337
Nibe Industrier AB, Class B	67,063	900,118
Nobia AB	26,128	164,214
Nobina AB(d)	19,092	122,503
Nolato AB, Class B	4,361	202,114
Nordic Entertainment Group AB, Class B(b)	14,201	361,493
Nyfosa AB(b)	35,559	211,331
Oncopeptides AB(b)(c)(d)	5,260	69,493
Pandox AB	17,045	291,889
Paradox Interactive AB	4,526	69,270
Peab AB	39,591	361,478
Probi AB(b)	1,258	48,961

Security	Shares	Value

Sweden (continued)
Ratos AB, Class B	46,769	$106,065
RaySearch Laboratories AB(b)(c)	5,450	69,194
Recipharm AB, Class B(b)	10,837	154,915
Resurs Holding AB(d)	23,234	143,703
Saab AB, Class B	17,163	564,169
SAS AB(b)	40,715	74,177
Scandi Standard AB	11,245	76,884
Scandic Hotels Group AB(d)	14,281	132,793
SkiStar AB	8,076	97,522
SSAB AB, Class A	46,679	175,928
SSAB AB, Class B	124,866	401,781
Stillfront Group AB(b)	3,092	72,691
Storytel AB(b)	5,728	65,795
Svenska Cellulosa AB SCA, Class B	130,117	1,133,535
Sweco AB, Class B	15,524	395,824
Swedish Orphan Biovitrum AB(b)	35,476	645,575
Thule Group AB(d)	22,313	518,230
Tobii AB(b)(c)	16,681	61,447
Trelleborg AB, Class B	52,126	860,835
Troax Group AB	2,726	97,492
Victoria Park AB, Class B(b)	7,643	29,907
Vitrolife AB	13,996	294,442
Volati AB	4,741	22,691
Wallenstam AB, Class B	34,689	333,323
Wihlborgs Fastigheter AB	29,543	392,485

		26,636,619

Switzerland — 7.4%
Allreal Holding AG, Registered	2,960	472,322
ALSO Holding AG, Registered	1,229	154,379
APG SGA SA	312	89,405
Arbonia AG, Registered	9,706	104,775
Aryzta AG(b)	216,861	324,227
Ascom Holding AG, Registered	7,240	98,617
Autoneum Holding AG	584	77,313
Bachem Holding AG, Class B, Registered	1,018	129,872
Banque Cantonale Vaudoise, Registered	653	515,223
Basilea Pharmaceutica AG, Registered(b)(c)	2,410	105,718
Bell Food Group AG, Registered	464	133,417
BKW AG	4,058	258,454
Bobst Group SA, Registered	1,757	126,214
Bossard Holding AG, Class A, Registered	1,302	211,846
Bucher Industries AG, Registered	1,445	490,931
Burckhardt Compression Holding AG	657	198,261
Burkhalter Holding AG	921	70,770
Cembra Money Bank AG	6,159	571,475
Comet Holding AG, Registered	1,475	146,197
Conzzeta AG, Registered	293	252,745
Daetwyler Holding AG, Bearer	1,641	254,444
dormakaba Holding AG	674	508,642
EDAG Engineering Group AG	1,746	27,394
EFG International AG	19,076	143,210
Emmi AG, Registered	464	408,675
Feintool International Holding AG, Registered	487	35,127
Flughafen Zurich AG, Registered	4,310	709,733
Forbo Holding AG, Registered	250	401,619
Galenica AG(d)	10,161	518,022
GAM Holding AG(b)	34,351	142,258
Georg Fischer AG, Registered	882	856,899
Gurit Holding AG, Bearer	81	87,439
Helvetia Holding AG, Registered	1,499	952,505

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Huber & Suhner AG, Registered	3,254	$259,937
Idorsia Ltd.(b)	16,788	331,806
Implenia AG, Registered	3,361	105,613
Inficon Holding AG, Registered	393	220,797
Interroll Holding AG, Registered	137	299,141
Intershop Holding AG	268	131,238
Investis Holding SA	670	43,921
Kardex AG, Registered	1,327	205,757
Komax Holding AG, Registered	780	178,811
Kudelski SA, Bearer(c)	8,766	55,831
Landis+Gyr Group AG	5,689	396,946
LEM Holding SA, Registered	97	132,697
Leonteq AG(b)(c)	2,192	86,088
Logitech International SA, Registered	33,584	1,313,039
Medartis Holding AG(b)(d)	677	37,737
Meyer Burger Technology AG(b)	128,531	88,231
Mobilezone Holding AG, Registered	6,700	61,082
Mobimo Holding AG, Registered	1,427	329,092
Molecular Partners AG(b)(c)	2,404	41,710
OC Oerlikon Corp. AG, Registered	43,621	569,342
Orascom Development Holding AG(b)	2,616	42,359
Oriflame Holding AG(c)	9,083	187,740
Orior AG	1,377	105,133
Panalpina Welttransport Holding AG, Registered	2,330	500,298
PSP Swiss Property AG, Registered	8,877	905,994
Rieter Holding AG, Registered	655	94,875
Schmolz + Bickenbach AG, Registered(b)	90,094	41,555
Schweiter Technologies AG, Bearer	214	207,700
Sensirion Holding AG(b)(d)	1,887	74,999
SFS Group AG	3,635	335,676
Siegfried Holding AG, Registered	824	312,538
St Galler Kantonalbank AG, Class A, Registered	536	242,752
Sulzer AG, Registered	4,035	424,883
Sunrise Communications Group AG(d)	7,315	485,633
Swissquote Group Holding SA, Registered	1,744	68,049
Tecan Group AG, Registered	2,398	540,315
u-blox Holding AG	1,577	132,165
Valiant Holding AG, Registered	3,379	378,687
Valora Holding AG, Registered	717	182,592
VAT Group AG(d)	5,785	718,157
Vontobel Holding AG, Registered	5,498	323,999
VZ Holding AG	587	143,438
Ypsomed Holding AG, Registered(c)	795	104,232
Zehnder Group AG, Registered	2,090	71,991
Zur Rose Group AG(b)(c)	1,323	125,159

		21,217,863

United Kingdom — 33.6%
888 Holdings PLC	76,747	144,774
AA PLC	133,644	129,188
Abcam PLC	39,849	676,898
Acacia Mining PLC(b)	34,938	66,635
accesso Technology Group PLC(b)(c)	5,692	63,073
Advanced Medical Solutions Group PLC	40,888	175,902
Aggreko PLC	55,046	612,263
Alfa Financial Software Holdings PLC(b)(d)	21,859	39,097
Alliance Pharma PLC	80,578	82,566
Amigo Holdings PLC(c)(d)	24,988	81,113
AO World PLC(b)(c)	48,315	68,025
Arrow Global Group PLC	35,910	90,445
Ascential PLC	81,694	379,780

Security	Shares	Value

United Kingdom (continued)
Ashmore Group PLC	83,612	$500,314
ASOS PLC(b)(c)	11,708	598,468
Assura PLC	510,593	396,718
Avast PLC(b)(d)	91,631	361,948
AVEVA Group PLC	13,814	602,208
B&M European Value Retail SA	192,698	991,027
Bakkavor Group PLC(d)	29,648	50,014
Balfour Beatty PLC	147,297	482,364
Bank of Georgia Group PLC	8,142	182,460
BBA Aviation PLC	221,433	785,186
BCA Marketplace PLC	162,790	437,600
Beazley PLC	113,341	851,080
Bellway PLC	26,427	1,072,133
Biffa PLC(d)	50,754	157,143
Big Yellow Group PLC	33,818	458,944
Blue Prism Group PLC(b)	12,979	313,021
Bodycote PLC	41,117	459,371
boohoo Group PLC(b)	161,433	517,081
Bovis Homes Group PLC	29,019	419,920
Brewin Dolphin Holdings PLC	61,310	261,520
Britvic PLC	56,727	675,553
BTG PLC(b)	66,523	724,568
Burford Capital Ltd.	44,745	953,725
Cairn Energy PLC(b)(c)	125,711	280,568
Capita PLC(b)	358,122	595,020
Capital & Counties Properties PLC	155,377	490,391
Capital & Regional PLC	98,240	30,737
Card Factory PLC	69,893	186,423
Centamin PLC	249,125	287,423
Central Asia Metals PLC	36,421	108,492
Charter Court Financial Services Group PLC(d)	25,397	117,536
Chemring Group PLC	59,841	120,138
Cineworld Group PLC	207,209	859,007
Civitas Social Housing PLC	137,855	157,250
Clinigen Healthcare Ltd.(b)	25,441	330,169
Close Brothers Group PLC	32,720	662,012
CMC Markets PLC(d)	24,665	25,113
Coats Group PLC	307,933	346,841
Cobham PLC(b)	513,496	771,840
Computacenter PLC	15,954	251,037
Costain Group PLC	22,563	94,567
Countryside Properties PLC(d)	86,873	383,924
Cranswick PLC	11,074	418,373
Crest Nicholson Holdings PLC	55,182	276,961
CVS Group PLC	13,997	114,684
CYBG PLC	275,829	730,676
Daily Mail & General Trust PLC, Class A, NVS	32,833	281,214
Dart Group PLC	20,749	251,830
De La Rue PLC	21,934	125,958
Dechra Pharmaceuticals PLC	22,198	769,762
Derwent London PLC	22,820	943,053
DFS Furniture PLC	45,344	148,373
Dialog Semiconductor PLC(b)	16,579	641,013
Dignity PLC	10,719	99,424
Diploma PLC	24,250	505,816
Dixons Carphone PLC	210,398	397,988
Domino’s Pizza Group PLC	99,979	348,653
Drax Group PLC	85,784	381,348
DS Smith PLC	294,411	1,370,198
Dunelm Group PLC	21,592	240,669

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
EI Group PLC(b)	100,512	$279,361
Electrocomponents PLC	95,925	807,340
Elementis PLC	125,677	266,238
EMIS Group PLC	11,614	169,272
Empiric Student Property PLC	128,860	157,237
EnQuest PLC(b)	362,264	100,970
Entertainment One Ltd.	79,615	494,664
Equiniti Group PLC(d)	78,047	218,347
Essentra PLC	57,008	314,070
Euromoney Institutional Investor PLC	12,897	206,466
Ferrexpo PLC	63,221	170,853
Fevertree Drinks PLC	21,196	868,755
First Derivatives PLC(c)	3,703	153,029
Firstgroup PLC(b)	262,912	378,391
Forterra PLC(d)	42,742	173,848
Frontier Developments PLC(b)(c)	4,296	54,661
Future PLC	17,589	193,987
Galliford Try PLC	23,980	169,438
Games Workshop Group PLC	6,600	357,586
GB Group PLC	38,841	301,279
GCP Student Living PLC	87,697	183,837
Genus PLC	13,387	420,941
Georgia Capital PLC(b)	8,310	109,633
Go-Ahead Group PLC (The)	9,277	234,260
Gocompare.Com Group PLC	69,583	79,826
Grainger PLC	130,474	428,633
Great Portland Estates PLC	54,294	534,109
Greencore Group PLC(c)	95,231	285,540
Greene King PLC	66,896	559,010
Greggs PLC	21,729	509,036
Gulf Keystone Petroleum Ltd.(b)	49,595	164,223
Halfords Group PLC	42,678	129,968
Halma PLC	81,533	1,912,698
Hansteen Holdings PLC	88,197	108,079
Hastings Group Holdings PLC(d)	71,396	177,123
Hays PLC	295,721	584,443
Helical PLC	21,398	95,961
Hikma Pharmaceuticals PLC	31,113	716,095
Hill & Smith Holdings PLC	17,013	283,004
Hiscox Ltd.	61,802	1,348,711
Hochschild Mining PLC	54,828	133,018
HomeServe PLC	64,471	911,917
Hotel Chocolat Group Ltd.(c)	8,504	40,742
Howden Joinery Group PLC	131,320	869,672
Hunting PLC	30,637	235,246
Hurricane Energy PLC(b)	313,426	192,041
Ibstock PLC(d)	88,086	299,945
IG Design Group PLC (c)	10,288	82,081
IG Group Holdings PLC	79,374	527,520
IMI PLC	58,238	797,560
Inchcape PLC	89,153	714,198
Indivior PLC(b)	154,502	77,002
Inmarsat PLC	100,292	712,825
IntegraFin Holdings PLC	43,231	222,502
Intermediate Capital Group PLC	62,694	966,061
International Personal Finance PLC	47,530	113,391
Intu Properties PLC(c)	189,236	232,586
iomart Group PLC	18,054	82,023
IQE PLC(b)(c)	164,118	170,413
ITE Group PLC	158,487	149,587

Security	Shares	Value

United Kingdom (continued)
IWG PLC	145,456	$644,531
J D Wetherspoon PLC(c)	14,834	264,549
JD Sports Fashion PLC	93,684	768,694
John Laing Group PLC(d)	105,514	528,755
John Menzies PLC	17,234	110,089
JPJ Group PLC(b)	13,341	123,831
Jupiter Fund Management PLC	92,709	453,588
Just Eat PLC(b)	117,000	1,066,164
Just Group PLC	208,241	185,145
Kainos Group PLC	14,109	97,116
KAZ Minerals PLC	52,910	446,000
KCOM Group PLC	98,756	126,040
Keller Group PLC	15,488	141,942
Keywords Studios PLC(c)	11,789	239,291
Kier Group PLC	34,880	170,699
Lancashire Holdings Ltd.	41,149	368,802
Learning Technologies Group PLC	88,290	101,287
LondonMetric Property PLC	150,638	397,079
Lookers PLC	68,676	81,024
Majestic Wine PLC(c)	11,469	38,500
Man Group PLC	335,761	685,462
Marshalls PLC	42,950	361,147
Marston’s PLC	139,255	184,263
McCarthy & Stone PLC(d)	98,648	164,868
Mediclinic International PLC	86,051	384,891
Metro Bank PLC(b)	18,749	183,316
Mitchells & Butlers PLC(b)	45,506	151,573
Mitie Group PLC	77,746	132,875
Moneysupermarket.com Group PLC	115,133	545,889
Morgan Advanced Materials PLC	56,938	207,391
Morgan Sindall Group PLC	8,299	141,945
N Brown Group PLC	33,075	46,568
National Express Group PLC	98,343	526,922
NCC Group PLC	59,406	135,218
NewRiver REIT PLC	65,509	195,995
Northgate PLC	28,834	138,329
Nostrum Oil & Gas PLC(b)	18,145	22,141
Numis Corp. PLC	15,805	56,765
Ocado Group PLC(b)	120,426	2,139,035
On the Beach Group PLC(d)	24,113	143,972
OneSavings Bank PLC	46,763	265,187
Ophir Energy PLC(b)	154,344	114,086
Oxford Biomedica PLC(b)	10,574	96,356
P2P Global Investments PLC/Fund	16,276	179,082
Pagegroup PLC	70,458	494,167
Paragon Banking Group PLC	56,027	334,960
Patisserie Holdings PLC(a)(b)	7,527	—
Pendragon PLC	308,924	92,628
Pennon Group PLC	90,290	881,151
Petra Diamonds Ltd.(b)(c)	188,799	49,964
Petrofac Ltd.	56,449	326,223
Pets at Home Group PLC	109,995	217,100
Phoenix Group Holdings PLC	116,195	1,094,426
Photo-Me International PLC	57,024	67,723
Playtech PLC	64,529	367,787
Plus500 Ltd.	16,806	115,680
Polypipe Group PLC	42,838	245,498
Premier Foods PLC(b)(c)	142,068	65,656
Premier Oil PLC(b)(c)	175,240	227,949
Primary Health Properties PLC(c)	241,605	413,868

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Provident Financial PLC(b)	55,026	$380,911
Purplebricks Group PLC(b)(c)	46,872	81,880
PZ Cussons PLC	59,790	159,788
QinetiQ Group PLC	121,329	476,726
Quilter PLC(d)	406,949	782,940
Rathbone Brothers PLC	10,604	348,362
RDI REIT PLC	62,602	102,993
Redde PLC	65,622	103,000
Redrow PLC	49,207	395,156
Regional REIT Ltd.(d)	67,636	93,111
Renewi PLC	179,429	77,308
Renishaw PLC	7,789	458,154
Rentokil Initial PLC	395,876	2,012,727
Restaurant Group PLC (The)	105,076	197,255
Restore PLC	23,139	111,008
Rightmove PLC	192,427	1,356,136
Rotork PLC	186,966	760,220
RPC Group PLC	87,285	897,796
RPS Group PLC	48,070	121,573
RWS Holdings PLC	38,517	303,285
Sabre Insurance Group PLC(d)	51,043	177,002
SafeCharge International Group Ltd.	11,138	48,642
Safestore Holdings PLC	45,349	380,728
Saga PLC	237,654	182,483
Sanne Group PLC	29,321	239,284
Savills PLC	30,750	361,587
Scapa Group PLC	31,074	160,013
Schroder REIT Ltd.	111,507	82,859
Senior PLC	90,922	274,754
Serco Group PLC(b)	236,448	384,074
Shaftesbury PLC	36,090	404,384
SIG PLC	121,153	239,123
Sirius Minerals PLC(b)(c)	932,372	211,738
Smart Metering Systems PLC(c)	21,473	138,007
Soco International PLC	42,525	41,800
Softcat PLC	23,327	275,821
SolGold PLC(b)	175,426	85,760
Sophos Group PLC(d)	72,671	338,497
Sound Energy PLC(b)	161,129	37,180
Spectris PLC	24,808	888,729
Spirax-Sarco Engineering PLC	15,809	1,700,276
Spire Healthcare Group PLC(d)	59,080	103,129
Sports Direct International PLC(b)	47,209	183,278
SSP Group PLC	95,241	864,160
St. Modwen Properties PLC	41,419	221,923
Staffline Group PLC	3,881	44,625
Stagecoach Group PLC	92,801	159,331
Stallergenes Greer PLC(b)	872	35,865
Standard Life Investment Property Income Trust Ltd.	85,945	102,519
Stobart Group Ltd.	68,454	133,146
Stock Spirits Group PLC	38,805	113,823
Superdry PLC	11,469	77,150
Synthomer PLC	58,974	322,133
TalkTalk Telecom Group PLC(c)	150,486	243,657
Tate & Lyle PLC	100,650	1,007,186
Ted Baker PLC	6,213	130,241
Telecom Plus PLC	13,450	247,581
Telford Homes PLC(c)	14,389	52,242
Thomas Cook Group PLC(b)	292,120	101,603
TORM PLC(b)	5,995	47,336

Security	Shares	Value

United Kingdom (continued)
TP ICAP PLC	120,990	$443,533
Travis Perkins PLC	54,151	986,551
Tritax Big Box REIT PLC	358,882	695,235
Tullow Oil PLC	299,999	881,134
Ultra Electronics Holdings PLC	15,320	317,953
UNITE Group PLC (The)	56,957	699,454
Vectura Group PLC(b)	131,134	124,112
Vesuvius PLC	46,483	374,190
Victoria PLC(b)	21,724	145,567
Victrex PLC	18,506	586,729
Watkin Jones PLC(c)	38,482	112,123
WH Smith PLC	23,315	622,481
William Hill PLC	184,324	386,152
Workspace Group PLC	28,888	371,514

		96,599,766

United States — 0.0%
Gaming Innovation Group Inc.(b)(c)	10,368	13,500

Total Common Stocks — 99.0% (Cost: $291,642,254)		284,950,939

Preferred Stocks

Germany — 0.3%
Biotest AG, Preference Shares, NVS	4,252	106,979
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(c)	1,638	98,210
Jungheinrich AG, Preference Shares, NVS	10,271	357,063
Sixt SE, Preference Shares, NVS	3,597	275,328
STO SE & Co. KGaA, Preference Shares, NVS	550	54,797

		892,377

Italy — 0.1%
Buzzi Unicem SpA, Preference Shares, NVS	8,754	133,228
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	8,303	120,223

		253,451

Total Preferred Stocks — 0.4% (Cost: $1,180,468)		1,145,828

Rights

Belgium — 0.0%
Aedifica SA (Expires 05/02/19)(b)	3,924	17,150

Switzerland — 0.0%
Bachem Holding Ltd. (Expires 05/06/19)(b)	1,018	294

Total Rights — 0.0% (Cost: $0)		17,444

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	16,966,091	16,972,878

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	110,712	$110,712

		17,083,590

Total Short-Term Investments — 5.9% (Cost: $17,079,665)		17,083,590

Total Investments in Securities — 105.3% (Cost: $309,902,387)		303,197,801

Other Assets, Less Liabilities — (5.3)%		(15,354,910)

Net Assets — 100.0%		$287,842,891

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,587,339	(2,621,248)	16,966,091	$16,972,878	$354,330	(a)	$567	$(579)
BlackRock Cash Funds: Treasury, SL Agency Shares	115,674	(4,962)	110,712	110,712	1,812		—	—

				$17,083,590	$356,142		$567	$(579)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$284,950,882	$—	$57	$284,950,939
Preferred Stocks	1,145,828	—	—	1,145,828
Rights	17,150	294	—	17,444
Money Market Funds	17,083,590	—	—	17,083,590

	$303,197,450	$294	$57	$303,197,801

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

10